STATEMENTS OF INCOME (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
REVENUES
Royalties under amended lease agreements	$ 30,767,335	$ 33,467,153	$ 32,751,210
Royalties under Peters Lease fee	794,146	687,029	576,428
Interest	1,464	4,144	14,233
Total revenues	31,562,945	34,158,326	33,341,871
EXPENSES
Compensation of Trustees	248,624	243,048	223,811
Corporate Trustee's administrative fees	62,500	62,500	62,500
Professional fees and expenses:
Legal	214,629	272,931	238,023
Accounting	116,563	127,320	127,485
Mining consultant and field representatives	25,368	24,953	23,512
Insurance	120,843	113,955	69,408
Annual stock exchange fee	38,444	38,000	38,000
Transfer agent's and registrar's fees	8,381	6,597	11,798
Other Trust expenses	72,856	31,690	84,140
Total expenses	908,208	920,994	878,677
NET INCOME	$ 30,654,737	$ 33,237,332	$ 32,463,194
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in shares)	13,120,010	13,120,010	13,120,010
NET INCOME PER UNIT (in dollars per share)	$ 2.336	$ 2.533	$ 2.474